1364608 CERTNAS

NASDAQ®

THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
ROCKVILLE MD 20850

[redacted]

11000166

P. William Slattery
Vice President
Listing Qualifications

By Electronic Mail

February 14, 2011

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on February 9, 2011 The Nasdaq Stock Market (the "Exchange") received from First Trust Exchange-Traded Fund II (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Shares of Beneficial Interest, $.01 par value per share, of
First Trust NASDAQ CEA Smartphone Index Fund

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery